INSURANCE AND UNDERWRITING RESULT, Insurance Service Result (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance service result [Abstract]
Insurance Service Result	S/ 1,602,421	S/ 1,302,347	S/ 0
Insurance Contracts [Member]
Insurance service result [Abstract]
Income from the Insurance Service	3,855,408	3,533,270
Claims incurred and adjustments related to past claims incurred and other insurance service expenses	(2,232,672)	(2,122,652)
Losses in onerous contracts and reversal of losses	(17,181)	(92,530)
Others	(3,134)	(15,741)
Insurance Service Expenses	(2,252,987)	(2,230,923)
Insurance Service Result	1,602,421	1,302,347
Insurance Contracts [Member] | Contracts Measured Under BBA and VFA [Member]
Insurance service result [Abstract]
Income from the Insurance Service	226,125	211,323
Insurance Contracts [Member] | Contracts Measured Under PAA [Member]
Insurance service result [Abstract]
Income from the Insurance Service	S/ 3,629,283	S/ 3,321,947